Proceeds and Gross Realized Gains (Losses) from Sale of Available-For-Sale Securities and Other Investments (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Schedule of Available-for-sale Securities [Line Items]
Proceeds	¥ 3,585	¥ 71,640	¥ 660
Gross realized gains	475	5,627	377
Gross realized losses	¥ (22)	¥ (4,934)	¥ (267)